GOING CONCERN	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Going Concern
GOING CONCERN

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared assuming that our company will continue as a going concern. For the year ended December 31, 2012, we incurred a loss from operations of approximately $16 million and had negative cash flow from operations of approximately $13 million. Accumulated deficit as of December 31, 2012 was approximately $52 million. These matters raise substantial doubt about our ability to continue as a going concern. Our plans include raising additional proceeds from debt and equity transactions and to continue to increase our sales and marketing activities; however, there are no assurances that we will be successful in these efforts. On March 7, 2013 we filed a Prospectus Supplement for an underwritten public offering of our common stock with anticipated gross proceeds of $50 million. The securities being offered by us are pursuant to a shelf registration statement previously filed with the Securities and Exchange Commission (the “SEC”) on January 25, 2013, which the SEC declared effective on February 5, 2013. The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should we be unable to continue in operation.

NOTE C – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company incurred a loss from operations of approximately $5,400,000, had negative cash flow from operations of approximately $5,000,000 and had an accumulated deficit of approximately $17,000,000 at December 31, 2011.  These matters raise substantial doubt about the Company’s ability to continue as a going concern.  Management’s plans include raising additional proceeds from debt and equity transactions and to continue to increase its sales and marketing activities; however, there are no assurances that management will be successful in their efforts.  The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.